UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Hoffman
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Hoffman                   New York, New York                 2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      304,615
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC   COM NEW        026874784   20,439   579,000 SH       SOLE                  579,000      0    0
AMERICAN RLTY CAP TR INC  COM            02917L101   26,394 2,287,158 SH       SOLE                2,287,158      0    0
COMPUWARE CORP            COM            205638109   65,318 6,009,053 SH       SOLE                6,009,053      0    0
CREXUS INVT CORP          COM            226553105    6,769   552,600 SH       SOLE                  552,600      0    0
CYMER INC                 COM            232572107   24,823   274,500 SH       SOLE                  274,500      0    0
HERTZ GLOBAL HOLDINGS INC COM            42805T105   30,678 1,885,534 SH       SOLE                1,885,534      0    0
IRON MTN INC              COM            462846106   15,140   487,600 SH       SOLE                  487,600      0    0
MCGRAW HILL COS INC       COM            580645109      738    13,500 SH       SOLE                   13,500      0    0
NEXEN INC                 COM            65334H102   17,922   665,245 SH       SOLE                  665,245      0    0
NYSE EURONEXT             COM            629491101   18,451   585,000 SH       SOLE                  585,000      0    0
PLAINS EXPL& PRODTN CO    COM            726505100    7,933   169,000 SH       SOLE                  169,000      0    0
RALCORP HLDGS INC NEW     COM            751028101   10,606   118,300 SH       SOLE                  118,300      0    0
SEABRIGHT HOLDINGS INC    COM            811656107    4,623   417,588 SH       SOLE                  417,588      0    0
SPECTRA ENERGY CORP       COM            847560109      413    15,100 SH       SOLE                   15,100      0    0
TIMKEN CO                 COM            887389104   17,152   358,600 SH       SOLE                  358,600      0    0
TRONOX LTD                SHS CL A       Q9235V101    3,466   189,900 SH       SOLE                  189,900      0    0
TYCO INTERNATIONAL LTD    SHS            H89128104   14,020   479,325 SH       SOLE                  479,325      0    0
VISTEON CORP              COM NEW        92839U206      807    15,000 SH       SOLE                   15,000      0    0
WARNACO GROUP INC         COM NEW        934390402   18,923   264,400 SH       SOLE                  264,400      0    0


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